Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net loss	$ (1,489,148)	$ (497,767)	$ (1,361,274)
Adjustments to reconcile net loss to net cash provided by (used for) operating activities
Depreciation and net amortization	538,477	484,081	351,303
Deferred income tax expense (benefit)	908,441	(132,306)	(37,863)
Provision for loan losses	670,000	1,260,000	2,955,000
Impairment of foreclosed property	430,513	709,751
Gain on sale of available-for-sale investments		(325,656)	(299,063)
Loss on sale of repossessed collateral	193,693	180,397	228,547
(Gain) loss on sale/disposal of property and equipment	3,539	1,881	(625)
Non-cash option expense	49,676	61,220	72,464
(Increase) decrease in other assets	164,868	1,508,383	(2,459,514)
Increase in other liabilities	53,844	101	145,474
Net cash provided by (used for) operating activities	1,523,903	3,250,085	(405,551)
Investing Activities
Proceeds from maturities and principal paydowns of investment securities	8,932,818	8,277,549	5,901,304
Proceeds from sale of investment securities		8,120,975	10,752,749
Proceeds from sale of foreclosed property	4,389,988	3,947,388	2,498,705
Purchase of investment securities	(12,532,290)	(11,385,110)	(25,495,248)
(Purchase) sale of FHLB and Federal Reserve stock, net	179,500	78,700	(27,900)
(Increase) decrease in loans, net	14,112,651	8,558,681	(17,167,459)
Proceeds from sale of property and equipment	425		625
Capitalization of improvements to foreclosed property	(191,889)	(364,989)	(63,943)
Purchase of property and equipment	(32,942)	(169,697)	(5,448)
Net cash provided by (used for) investing activities	14,858,261	17,063,497	(23,606,615)
Financing Activities
Net (decrease) increase in deposits	(1,783,798)	(11,734,882)	29,799,700
Net decrease in customer repurchase agreements	(1,178,387)	(311,065)	(1,325,617)
Net decrease Federal funds purchased			(1,810,000)
Borrowings from Federal Home Loan Bank of Atlanta			4,500,000
Repayments to Federal Home Loan Bank of Atlanta	(4,150,833)	(3,150,834)	(5,150,833)
Proceeds from sale of preferred stock, net of expenses		998,538
Repayments of broker repurchase agreements	(2,000,000)
Proceeds from exercise of stock options			80,000
Cash paid in lieu of fractional shares		(1,024)	(1,715)
Net cash (used for) provided by financing activities	(9,113,018)	(14,199,267)	26,091,535
Net increase in cash and cash equivalents	7,269,146	6,114,315	2,079,369
Cash and cash equivalents, beginning of year	12,153,911	6,039,596	3,960,227
Cash and cash equivalents, end of year	19,423,057	12,153,911	6,039,596
Cash paid for:
Interest	1,860,780	2,776,547	3,457,004
Income taxes (refunds, received)	(208,897)	(892,557)	54,946
Non-cash Supplemental information:
Loans transferred to foreclosed property	11,089,194	8,038,463	8,922,517
Loans charged-off, net	$ 1,330,990	$ 1,251,907	$ 1,958,726